Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 2,347	$ 2,249	$ 9,972	$ 9,736
Cost of revenues	2,300	2,176	9,406	9,027
Gross profit	47	73	566	709
Operating expenses
Research and development	691	555	2,526	2,713
General and administrative	2,441	1,026	5,971	6,162
Sales and marketing	3,290	277	1,321	1,417
Total operating expenses	6,422	1,858	9,818	10,292
Loss from operations	(6,375)	(1,785)	(9,252)	(9,583)
Other income (expense), net:
Financial expense, net	(292)	(377)	(1,262)	(1,340)
Income before income taxes	(6,667)	(2,162)	(10,514)	(10,923)
Income tax expense	36		35	94
Net loss	$ (6,703)	$ (2,162)	$ (10,549)	$ (11,017)
Net loss per share - basic	$ (0.41)	$ (0.73)	$ (2.23)	$ (3.75)
Net loss per share - diluted	$ (0.41)	$ (0.73)	$ (2.23)	$ (3.75)
Weighted average number of common shares outstanding - basic	16,989	2,964	4,969	2,938
Weighted average number of common shares outstanding - diluted	16,989	2,964	4,969	2,938